CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash Flows from Operating Activities
Net (Loss)/Income	$ (84,840)	$ (53,604)
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	44,924	76,172
Impairment of Vessels	2,168	0
Gain (Loss) Disposal of Vessels	3,357	0
Equity Loss from Associate	3,506	7,450
Dry-dock Expenditures	(4,788)	(14,933)
Amortization of Deferred Finance Costs	14,350	1,045
Deferred Compensation Liability	254	243
Share-based Compensation	311	403
Other, net	116	395
Changes in Operating Assets and Liabilities:
Accounts Receivables	1,358	(2,149)
Accounts Receivables, Related Party	122	(86)
Inventory	2,727	(517)
Prepaid Expenses and Other Current Assets	1,057	(114)
Accounts Payable and Accrued Liabilities	(4,238)	838
Voyages in Progress	(5,792)	21,899
Net Cash (Used)/Provided by Operating Activities	(25,408)	37,042
Cash Flows from Investing Activities
Investment in Vessels	(4,308)	(37,744)
Proceeds from Sale of Vessels	71,722	0
Investment in Nordic American Offshore	0	(10,000)
Dividends received from Associate	300	841
Net Cash (Used)/Provided in Investing Activities	67,714	(46,903)
Cash Flows from Financing Activities
Payments for Issuance of Common Stock	(16)	(47)
Proceeds from Vessel financing	8,328	0
Repayment of Credit Facility	(54,157)	0
Repayment of newbuilding financing	(733)	0
Dividends Paid	(8,517)	(51,168)
Net Cash (Used)/Provided by Financing Activities	(55,095)	(51,215)
Net Increase (Decrease) in Cash and Cash Equivalents	(12,789)	(61,076)
Release of Long-term Deposits	0	10,000
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(41)	53
Cash and Cash Equivalents at the Beginning of Period	58,359	82,170
Cash and Cash Equivalents at the End of Period	45,529	31,147
Cash Paid for Interest, Net of Amounts Capitalized	$ (22,437)	$ (11,604)